SHARE BASED COMPENSATION (Narrative) (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Apr. 03, 2018 shares	Apr. 01, 2018 shares	Apr. 03, 2017 shares	Apr. 03, 2016 shares	Feb. 28, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2014 shares	Nov. 28, 2012 shares	Sep. 22, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						1,085,094	682,435	1,138,119
Total intrinsic value of options exercised | ¥						¥ 22,710	¥ 169,944	¥ 189,154
Non-vested shares granted						211,977	129,835	20,000
Unrecognized stock option compensation expense | ¥										¥ 46,565
Unrecognized stock option compensation expense, period for recognition						1 year 7 months 28 days
Unrecognized non-vested shares compensation expense | ¥										¥ 22,496
Unrecognized non-vested shares compensation expense, period for recognition						5 years 1 month 13 days
Fair value of vested restricted shares | ¥						¥ 1,557	¥ 1,652	¥ 2,316
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares									$ 0.06		$ 0.058	$ 0.058
Vesting period						3 months 29 days	2 months 1 day	29 days
Share price | $ / shares									6.97		14.27	9.99
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares									1.00		4.36	4.36
Vesting period						1 year	4 years	4 years
Share price | $ / shares									$ 14.99		$ 19.03	$ 16.54
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					8 years
Non-vested shares granted					28,475
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					9 years
Non-vested shares granted					87,325
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Vesting percentage			25.00%	25.00%
Non-vested shares granted		193,796	13,335	20,000	700
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years	10 years	10 years
April 3 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Non-vested shares granted	18,181
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized														8,184,990	6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized													1,833,696